Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2017
Other Payables, Accruals and Advance Receipts
Other payables, accruals and advance receipts

9. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Accrued salaries and benefits	7,425	7,057
Accrued research and development expenses	6,700	11,771
Accrued selling and marketing expenses	3,828	4,340
Accrued administrative and other general expenses	4,506	4,078
Deferred government incentives	2,215	1,755
Others	2,977	2,715
	27,651	31,716